Share-Based Compensation - Fair Value Assumptions (Details) - Performance Share Units (PSU)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Expected volatility, share options granted	50.93%	45.50%
Risk free interest rate, share options granted	4.60%	2.55%